INCOME TAX - Net deferred tax asset (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Deferred tax asset
Startup/organizational expenses		$ 596,809
Unrealized gain on marketable securities		(2,900)
Total deferred tax asset	$ 1,228,000	593,909
Valuation Allowance	$ (1,228,000)	$ (593,909)